FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy
The following table sets forth by level, within the fair value hierarchy, the Master Trust's investments at fair value measurements at December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$94,876,880	—	—	$94,876,880
Kennametal Inc. capital stock	13,234,944	—	—	13,234,944
Self-directed brokerage account:
Common stocks	5,435,126	—	—	5,435,126
Cash and cash equivalents	1,662,794	—	—	1,662,794
Units in trust	2,319,052	—	—	2,319,052
Mutual funds	1,118,444	—	—	1,118,444
Corporate bonds	—	$178,051	—	178,051
U.S. government securities	—	117,684	—	117,684
Total investments in the fair value hierarchy	$118,647,240	$295,735	—	$118,942,975
Investments measured at NAV				460,722,293
Investments, at fair value				$579,665,268

The following table sets forth by level, within the fair value hierarchy, the Master Trust's investments at fair value measurements at December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$268,678,941	—	—	$268,678,941
Kennametal Inc. capital stock	12,365,608	—	—	12,365,608
Self-directed brokerage account:
Common stocks	4,349,698	—	—	4,349,698
Cash and cash equivalents	2,407,857	—	—	2,407,857
Units in trust	1,790,845	—	—	1,790,845
Mutual funds	1,228,945	—	—	1,228,945
Corporate bonds	—	$165,032	—	165,032
U.S. government securities	—	112,311	—	112,311
Total investments in the fair value hierarchy	$290,821,894	$277,343	—	$291,099,237
Investments measured at NAV				247,756,747
Investments, at fair value				$538,855,984